Notes and Accounts Receivable, Net - Summary of Notes and Accounts Receivable, Net (Detail) $ in Millions, $ in Millions	Dec. 31, 2018 TWD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2016 TWD ($)
Disclosure of information about of trade accounts and notes receivables [line items]
Less: Loss allowance	$ (7.3)		$ (471.8)	$ (480.1)
Notes and accounts receivable	128,613.4	$ 4,201.7	121,133.2
Amortized cost [member]
Disclosure of information about of trade accounts and notes receivables [line items]
Less: Loss allowance	(7.3)		(471.8)
Notes and accounts receivable	125,018.3		121,133.2
FVTOCI [member]
Disclosure of information about of trade accounts and notes receivables [line items]
Notes and accounts receivable	3,595.1		0.0
Cost [member] | Amortized cost [member]
Disclosure of information about of trade accounts and notes receivables [line items]
Notes and accounts receivable	$ 125,025.6		$ 121,605.0